Other Investments (Tables)	12 Months Ended
Mar. 31, 2026
Other Investments [Abstract]
Schedule of Other Investments
	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Investment in financial assets measure at FVTPL	1,000	5